Total
Commonwealth Japan Fund
Commonwealth Japan Fund (CNJFX)
Investment Objective
The investment objective of the Commonwealth Japan Fund (the "Japan Fund") is to provide long-term capital appreciation and current income.
Fees and Expenses of the Japan Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Japan Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Commonwealth Japan Fund Commonwealth Japan Fund Shares
Redemption Fee (as a percentage of the amount redeemed or exchanged within 14 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Commonwealth Japan Fund Commonwealth Japan Fund Shares
Management Fee	0.75%
Distribution (12b-1) Fees	0.25%	[1]
Other Expenses	2.29%
Total Annual Fund Operating Expenses	3.29%
Fee Reduction and/or Expense Reimbursement	(1.54%)	[2]
Net Expenses (as a percentage of Assets)	1.75%
[1]	The Japan Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Japan Fund's average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2022.
[2]	FCA Corp, the Japan Fund's investment adviser ("FCA Corp" or the "Adviser"), has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Japan Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the average daily net assets of the Fund. This expense limitation agreement may be terminated by FCA Corp or the Trust at any time after February 28, 2022. FCA Corp may recoup from the Japan Fund any reduced fees and/or expenses reimbursed pursuant to this agreement if such recoupment does not cause the Japan Fund to exceed the expense limitation in place at the time the fee was reduced and/or the expenses were reimbursed and such recoupment is made within three years after the year in which FCA Corp incurred the expense.

Example:

The following example is intended to help you compare the cost of investing in the Japan Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Japan Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the expense reduction/reimbursement remains in place for the contractual period only, and that the Japan Fund's operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Commonwealth Japan Fund | Commonwealth Japan Fund Shares | USD ($)	178	869	1,584	3,481

Portfolio Turnover

The Japan Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Japan Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Japan Fund's performance. During the most recent fiscal year ended October 31, 2020, the Japan Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Japan Fund invests at least 80% of its net assets in the securities of, and depositary receipts (including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and European Depositary Receipts ("EDRs")) represented by, Japanese issuers that are tied economically to Japan. The Japan Fund considers an issuer to be a Japanese issuer and thus tied economically to Japan if: (1) the issuer is organized under Japan's law; (2) the securities of the issuer are listed on Japan's stock exchanges regardless of the country in which the issuer is organized; (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold in Japan; or (4) the securities are issued by government entities of Japan. The Japan Fund invests primarily in debt and equity securities of Japanese issuers. The Japan Fund may also consider an issuer to be a Japanese issuer if it issues securities denominated in the Japanese Yen. The Japan Fund's equity investments may include common and preferred stock and securities convertible into common stock. The Japan Fund's investments may include issuers of any market capitalization. In addition, the Japan Fund may purchase ADRs, which are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer. Generally, ADRs are designed for trading on U.S. securities exchanges or other markets. The Japan Fund may also invest in EDRs, GDRs and in similar instruments representing foreign-traded depositary interests in securities of foreign companies. EDRs are receipts issued by a European financial institution evidencing arrangements similar to ADRs. EDRs are generally designed for use in European securities markets. GDRs are receipts for foreign-based corporations that are traded in capital markets around the world. These depositary receipts may be sponsored or unsponsored. The depositary receipts in which the Fund invests are U.S. dollar-denominated. The Japan Fund may invest in shares of other investment companies, including open-end and closed-end funds and exchange-traded funds ("ETFs").

The Japan Fund's investments in debt securities may include obligations of governmental issuers, commercial paper and other companies regardless of credit quality and regardless of whether such securities are rated or unrated by nationally recognized statistical rating organizations ("NRSROs"). The determination as to whether to make a particular investment in debt securities is based on FCA Corp's analysis of the risk of the debt security versus the price and return of such debt security. The Japan Fund's debt investments may include securities that are viewed as being of a credit quality that is below investment-grade (i.e., "junk bonds") based on ratings established by NRSROs regardless of whether such debt security is rated or not.

The Japan Fund may also enter into derivative transactions. The Japan Fund may use derivative transactions for any purpose consistent with its investment objective, such as for hedging, obtaining market exposure, and generating premium income. The Japan Fund may purchase or sell (write) exchange-traded put or call options on stocks or stock indices. The Japan Fund also may enter into foreign currency forward contracts. The Japan Fund may also engage in borrowing for cash management purposes. The Japan Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Japan Fund may borrow up to one-third of its total assets (including the amount borrowed).

FCA Corp has long-term investment goals and its process seeks to identify potential portfolio investments that can be held over an indefinite time horizon. FCA Corp adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political, or market events, changes in relative valuations (to both a company's growth prospects and to other issuers), and liquidity requirements. In selecting investments for the Japan Fund, FCA Corp will assess factors it deems relevant and applicable under the particular circumstances, including, among others:

●	Potential for capital appreciation (to both a company's growth prospects and to other issuers);

●	Earnings growth potential and/or sustainability;

●	Price of security relative to historical and/or future cash flow;

●	Sustainable franchise value;

●	Price of a security relative to price of underlying stock, if a convertible security;

●	Yield on security relative to yield of other fixed-income securities;

●	Interest or dividend income;

●	Call and/or put features;

●	Price of a security relative to price of other comparable securities;

●	Size of issue; and

●	Impact of security on diversification of the portfolio.

FCA Corp will also seek to sell a security when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Japan Fund, or in the course of adjusting the Japan Fund's emphasis(es) on a given sector(s). The Japan Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity.

Principal Risks

An investment in the Japan Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency. In addition, the Fund is subject to the following principal risks (presented alphabetically):

Abusive Trading Activities. Frequent short-term purchases, redemptions or exchanges in Japan Fund shares (sometimes referred to as "market timing" or "frequent trading activities") may result in a dilution in the value of Japan Fund shares for other shareholders. Such activity may create transaction costs that are borne by all shareholders, may disrupt the orderly management of the Japan Fund's portfolio investments, and may affect the Japan Fund's cost and performance for other shareholders. The Board of Trustees has adopted policies to discourage abusive trading activities and has approved procedures to implement those policies. There is no guarantee that these procedures can detect or prevent all abusive trading activities and, therefore, such activities may occur.

Borrowing Risk. Borrowing creates leverage, which will exaggerate the effect of any increase or decrease in the Japan Fund's net asset value and, therefore, may increase the volatility of the Japan Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees) which may reduce the Japan Fund's total return. Unless the income and capital appreciation, if any, exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Japan Fund.

Currency Risk. Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar. When the Japan Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the U.S. dollar. Risks associated with currency may also be exacerbated by foreign government exchange controls which may include, among others, banning the use of foreign currency within the country, fixed exchange rates, restricting currency exchange to government-approved exchangers, and restrictions on the amount of currency that may be imported or exported. In addition, the Japan Fund may incur costs in connection with conversions between various currencies.

Debt Securities Risk. Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates (i.e. if interest rates increase, the price of debt securities will generally decline). Changes in an issuer's financial strength or creditworthiness also can affect the value of the securities it issues. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential income and/or gains from the Japan Fund's investments in fixed income securities denominated in a foreign currency. Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each. The Japan Fund may invest in securities rated investment-grade or below investment-grade ("junk bonds"), and it may invest in debt securities that are of comparable quality that are not rated. The Japan Fund could lose money or experience a lower rate of return if it holds junk bonds that are subject to higher credit risks and are less liquid than other fixed income or debt instruments. Junk bonds are often considered speculative and have significantly higher credit risk than investment-grade bonds.

Derivatives Risk. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the Japan Fund uses derivatives to "hedge" the overall risk of its portfolio, it is possible that the hedge may not succeed. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Japan Fund. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

Foreign Securities Risk. Foreign securities risks to which the Japan Fund will be exposed include differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Japan Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for the Japan Fund to liquidate positions. This in turn may cause delays in the Japan Fund's receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities. Although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities. The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts. It may not be possible to hedge the risk of currency fluctuations in foreign countries. Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Management Risk. FCA Corp's judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. Additionally, FCA Corp's reliance on investment strategy judgments about the "growth" potential of particular companies or the relative "value" of particular securities may prove to be incorrect or inconsistent with the overall market's assessment of these characteristics, which may result in lower-than-expected returns.

Operational Risk. The ability of the Japan Fund to achieve its investment objective is contingent on a variety of factors, and perhaps most importantly, the ability of FCA Corp to implement the Japan Fund's strategies effectively and efficiently. Any of these factors could negatively affect the performance of the Japan Fund. Additionally, the Japan Fund's direct operations could negatively impact the Fund's performance. For instance, because the Japan Fund's asset base may be considered small relative to other mutual funds, the Japan Fund will operate with correspondingly higher total annual operating expenses. To the extent the Japan Fund's assets are not increased and the Fund's expense ratios are not decreased, the Japan Fund's expenses will detract from its performance more significantly than with other mutual funds.

Risks Associated with Investments in Other Investment Companies. The Japan Fund may invest in shares of other investment companies, including open-end funds and closed-end funds and ETFs. When the Japan Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Japan Fund will incur higher expenses, many of which may be duplicative. In addition, the Japan Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs and closed-end funds are subject to additional risks such as, its shares may trade above or below its net asset value or an active market may not develop. The Japan Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Risks Associated with Japan. The Japan Fund, by focusing its investments on Japanese issuers, may be exposed to additional risks that other funds that invest in securities of issuers in more than one country or region may not be exposed. For instance, financial, economic or political instabilities that impact Japan, but that do not impact the broader Asian-Pacific region, could impact the Japan Fund to a larger degree than other funds that invest in securities of issuers in a broader geographical area. The Japanese economy has in the past been negatively affected at times by government intervention and protectionism, an unstable financial services sector, a heavy reliance on international trade, and natural disasters.

Small Capitalization Risk. Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Stock Market Risk. The Japan Fund's investments will fluctuate in price. This means that the Japan Fund's share price will go up and down, and Japan Fund shareholders can lose money. Investments in stocks of any type involve risk because stock prices have no guaranteed value. Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment. The Japan Fund's investments are subject to the following market-related risks, among others: geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Stock Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see "Stock Market Risk" in the section titled "Additional Information Regarding the Funds' Principal Risks" in this prospectus.

FUND'S PAST PERFORMANCE

The bar chart and performance table that follows illustrate the variability of the Japan Fund's returns. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year over the life of the Fund and by showing how its average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The performance of the comparative index does not reflect deductions for fees, expenses or taxes. Updated performance information, current through the most recent month end, is available on the Japan Fund's website at www.commonwealthfunds.com.

JAPAN FUND Year-by-year return as of 12/31 each year (%)

For the periods included in the bar chart:
Best Quarter	13.14%, 4th Quarter, 2020
Worst Quarter	(17.97)%, 1st Quarter, 2020

Average Annual Total Returns for Periods Ended December 31, 2020
Average Annual Total Returns - Commonwealth Japan Fund	1 Year	5 Years	10 Years
Commonwealth Japan Fund Shares	9.93%	6.78%	4.62%
Commonwealth Japan Fund Shares | After Taxes on Distributions	9.93%	6.78%	4.62%
Commonwealth Japan Fund Shares | After Taxes on Distributions and Sales	5.88%	5.32%	3.68%
Tokyo Stock Price Index (reflects no deduction for fees, expenses or taxes)	13.29%	8.81%	7.06%

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Japan Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.